Background and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Background and Nature of Operations

1. Background and Nature of Operations

Description of Business

Continental Building Products, Inc. (“CBP”, the “Company”, or the “Successor”) is a Delaware corporation. Prior to the acquisition of the gypsum division of Lafarge North America Inc. (“Lafarge N.A.”) on August 30, 2013, further described below, CBP had no operating activity. The accompanying consolidated financial statements of CBP for the nine months ended September 30, 2014 and for the period July 26, 2013 to September 30, 2013 contain activity of the acquired business (the Successor) and the combined financial statements for the period January 1, 2013 to August 30, 2013 include the historical accounts of the gypsum division of Lafarge N.A. (the “Predecessor”).

The Company manufactures gypsum wallboard and related products for commercial and residential buildings and houses. The Company operates a network of three highly efficient wallboard facilities, all located in the eastern United States and produces joint compound at one plant in the United States and at another plant in Canada.

The Acquisition

On June 24, 2013, Lone Star Funds (“Lone Star”) entered into a definitive agreement with Lafarge N.A. to purchase the assets of its North American gypsum division for a total purchase price of approximately $703.1 million (the “Acquisition”) in cash. The closing of the Acquisition occurred on August 30, 2013.

Initial Public Offering

On February 10, 2014, the Company completed the initial public offering of 11,765,000 shares of its common stock at an offering price of $14.00 per share (the “Initial Public Offering). Net proceeds from the Initial Public Offering after underwriting discounts and commissions, but before other closing costs, were approximately $154 million. The net proceeds were used to pay a $2 million one-time payment to Lone Star in consideration for the termination of the Company’s asset advisory agreement with affiliates of Lone Star (See Note 10, Related Party Transactions). The remaining $152 million of net proceeds and cash on hand of $6.1 million were used to repay the $155 million Second Lien Term Loan in full along with a prepayment premium of $3.1 million (See Note 13, Debt). In expectation of the Initial Public Offering, on February 3, 2014, the Company effected a 32,304 for one stock split of its common stock. The Company’s common stock trades on the New York Stock Exchange under the symbol “CBPX”.

1. Background and Nature of Operations

Description of Business

Continental Building Products, Inc. (prior to December 3, 2013 known as LSF8 Gypsum Holdings Company, LLC), (“CBP”, the “Company”, or the “Successor”) is a Delaware corporation and is a direct, wholly-owned subsidiary of LSF8 Gypsum Holdings Company, L.P., an affiliate of Lone Star Funds (“Lone Star”) and was formed on July 26, 2013. Prior to the acquisition of the gypsum division of Lafarge North America Inc. on August 30, 2013, further described below, CBP had no operating activity. The accompanying consolidated financial statements of CBP as of December 31, 2013 (the Successor) contain four month’s activity of the acquired business. The combined financial statements for the period from January 1, 2013 to August 30, 2013 and years ended December 31, 2012 and 2011 include the historical accounts of the gypsum division of Lafarge North America Inc. (the “Predecessor”).

The Company manufactures gypsum wallboard related products for commercial and residential buildings and houses. The Company operates a network of three highly efficient wallboard facilities, all located in the eastern United States and produces joint compound at one plant in the United States and at another plant in Canada.

The Acquisition

On June 24 2013, Lone Star entered into a definitive agreement with Lafarge North America Inc. to purchase the assets of its North American gypsum division for an aggregate purchase price of approximately $700 million (the “Acquisition”) in cash. The closing of the Acquisition occurred on August 30, 2013. In the accompanying financial information, Successor refers to the Company and CBP and Predecessor refers to the gypsum division of Lafarge North America Inc. prior to the Acquisition.